Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity grants made to the CEO or other Section 16 officers must be approved by the Compensation Committee.

Timing of grants. Equity awards are discretionary and are generally granted to our named executive officers in connection with a promotion or immediately proceeding the Compensation Committee’s annual compensation review. Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Option exercise price. The exercise price of a newly granted option (i.e., not an option assumed or substituted in connection with an acquisition) is the closing price of the Company’s common stock on the Nasdaq stock market on the date of grant.

During 2024, no option was granted to an NEO within four business days before or one business day after the Company filed a Form 10-Q, Form 10-K, or filed or furnished a Form 8-K that discloses material nonpublic information.

Award Timing Method

Timing of grants. Equity awards are discretionary and are generally granted to our named executive officers in connection with a promotion or immediately proceeding the Compensation Committee’s annual compensation review. Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of equity awards.The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false